Cover	May 15, 2023
Cover [Abstract]
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 15, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Address Address Line 1	Room 101, Level 1 Building 8
Entity Address Address Line 2	No. 18, Kechuang 10th Street
Entity Address Address Line 3	Beijing Economic and Technological Development Zone
Entity Address Country	CN
Entity Address Postal Zip Code	100020
City Area Code	86
Local Phone Number	135-011-76409
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false